INCOME TAX EXPENSE	12 Months Ended
Mar. 31, 2021
INCOME TAX EXPENSE
INCOME TAX EXPENSE

21. INCOME TAX EXPENSE

Cayman Islands

Under the current laws of the Cayman Islands, the Company and its subsidiaries incorporated in the Cayman Islands are not subject to tax on income or capital gain. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.

British Virgin Islands

Under the current laws of the British Virgin Islands, entities incorporated in the British Virgin Islands are not subject to tax on their income or capital gains.

Hong Kong

Under the current Hong Kong Inland Revenue Ordinance, the Group’s subsidiaries in Hong Kong are subject to 16.5% Hong Kong profit tax on its taxable income generated from operations in Hong Kong. Additionally, payments of dividends by the subsidiaries incorporated in Hong Kong to the Company are not subject to any Hong Kong withholding tax.

China

On March 16, 2007, the National People’s Congress of PRC enacted a new Corporate Income Tax Law (“new CIT law”), under which Foreign Investment Enterprises (“FIEs”) and domestic companies would be subject to corporate income tax at a uniform rate of 25%. The new CIT law became effective on January 1, 2008. Under the new CIT law, preferential tax treatments will continue to be granted to entities which conduct businesses in certain encouraged sectors and to entities otherwise classified as “High and New Technology Enterprises” or “Software Enterprises”.

Youxinpai (Beijing) Information Technology Co., Ltd. (“Youxinpai”) and Youfang (Beijing) Information Technology Co., Ltd. (“Youfang”) have been qualified as “high and new technology enterprise” (“HNTE”) and enjoys a preferential income tax rate of 15% from 2019 to 2021. Youxin Internet (Beijing) Information Technology Co., Ltd. (“Youxin Hulian”) has been qualified as “Software Enterprises” and enjoys the preferential period for preferential tax treatments shall be calculated from the profit-making year, and the enterprise was exempted from CIT in 2016 and 2017, and will be allowed a 50% tax reduction at a statutory rate of 25% in 2018, 2019 and 2020. Since 2021, Youxin Hulian has been qualified as HNTE and enjoys a preferential income tax rate of 15% from 2020 to 2022.

Tax holiday had no impact as there is no taxable profit for Youxinpai, Youxin Hulian and Youfang for the years ended December 31, 2018 and 2019, the three months ended March 31, 2020, and the fiscal year ended March 31, 2021. The Group’s other PRC subsidiaries, VIEs and VIEs’ subsidiaries are subject to the statutory income tax rate of 25%.

21. INCOME TAX EXPENSE (CONTINUED)

Composition of income tax expense

The current and deferred portions of income tax expense included in the Consolidated Statements of Comprehensive Loss during the years ended December 31, 2018 and 2019, the three months ended March 31, 2020, and the fiscal year ended March 31, 2021 are as follows:

			For the three	For the fiscal
	For the year ended		months ended	year ended
	December 31,		March 31,	March 31,
	2018	2019	2020	2021
	RMB	RMB	RMB	RMB

Continuing operations:
– Current income (expense)/tax benefit	(2,751)	876	(326)	(33)
– Deferred income tax expense	1,107	1,678	—	—
	(1,644)	2,554	(326)	(33)
Discontinued operations:
– Current income tax expense	(12,941)	(2,992)	—	—
Total income tax expense	(14,585)	(438)	(326)	(33)

Reconciliation of the differences between statutory tax rate and the effective tax rate

Reconciliation of the differences between the statutory EIT rate applicable to losses of the consolidated entities and the income tax expenses of the Company:

			For the three	For the fiscal
	For the year ended		months ended	year ended
	December 31,		March 31,	March 31,
	2018	2019	2020	2021
	RMB	RMB	RMB	RMB

Loss before tax from continuing operations	(1,352,748)	(1,360,463)	(2,040,999)	(732,599)
Loss before tax from discontinued operations	(173,583)	(659,458)	(455,177)	295,744
Loss before tax	(1,526,331)	(2,019,921)	(2,496,176)	(436,855)
Income tax computed at PRC statutory tax rate	(381,583)	(504,980)	(624,044)	(109,214)
Effect of different tax rate	(21,369)	42,085	16,601	3,177
Non-deductible expense	93,925	180,699	167,020	74,248
Change of valuation allowance	294,442	281,758	440,097	31,756
	(14,585)	(438)	(326)	(33)

21. INCOME TAX EXPENSE (CONTINUED)

Deferred tax assets and deferred tax liabilities

The following table sets forth the significant components of the deferred tax assets:

	March 31,	March 31,
	2020	2021
	RMB	RMB

Deferred tax assets
Net accumulated losses-carry forward	803,540	904,496
Deductible advertising expense	543,471	543,743
Provision for credit losses	488,629	511,528
Accruals	138,468	46,097
Less: valuation allowance	(1,974,108)	(2,005,864)
Net deferred tax assets	—	—

Movement of valuation allowance

			For the three	For the fiscal
	For the year ended		months ended	year ended
	December 31,		March 31,	March 31,
	2018	2019	2020	2021
	RMB	RMB	RMB	RMB

Balance at beginning of the period	(957,811)	(1,252,253)	(1,534,011)	(1,974,108)
Changes of valuation allowance	(294,442)	(281,758)	(440,097)	(31,756)
Balance at end of the period	(1,252,253)	(1,534,011)	(1,974,108)	(2,005,864)

As of March 31, 2021, the Group had net operating loss carries forwards of approximately RMB4,156.9 million which arose from the subsidiaries, VIEs and VIEs’ subsidiaries established in the PRC. For Youxinpai and Youfang, which have been qualified as HNTE, its loss carries forwards will expire from 2020 to 2029 according to newly issued Caishui 2018[78]. For all other remaining subsidiaries in China, the loss carries forwards will expire from 2020 to 2023.

A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that amount of the deferred tax assets will not be realized. In making such determination, the Group evaluates a variety of factors including the Group’s operating history, accumulated deficit, the existence of taxable temporary differences and reversal periods.

The Group has incurred net accumulated operating losses for income tax purposes since its inception. The Group believes that it is more likely than not that these net accumulated operating losses and other deferred tax assets will not be utilized in the future. Therefore, the Group has provided full valuation allowances for the deferred tax assets as of March 31, 2020 and 2021.